Net Loss Per Share Attributable to Common Stockholders - Schedule of Outstanding Potentially Dilutive Shares have been Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	4,922	3,757	3,320
Stock Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	4,763	3,757	3,311
Warrant to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	63		9
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	44
Warrants to Purchase Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share		505	599
Shares Committed under ESPP
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	52
Redeemable Convertible Preferred Stock, on an as-if Converted Basis
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share		18,644	18,634